Average Annual Total Returns - SFT Core Bond Fund	May 01, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Class 1
Average Annual Return:
1 Year	7.15%
5 Years	5.01%
10 Years	4.73%
Class 2
Average Annual Return:
1 Year	6.88%
5 Years	4.75%
10 Years	4.46%